Income Tax (Details) - Schedule of Movement in Deferred Tax Assets and Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax (Details) - Schedule of Movement in Deferred Tax Assets and Liabilities [Line Items]
Balance of deferred tax asset (liability), Beginning Balance	$ 115	$ 771
Deferred tax asset (liability) acquired in business combinations		(998)
Changes recognized in profit or loss	11	581
Changes recognized in other comprehensive income	(201)	(239)
Balance of deferred tax asset (liability), Ending Balance	(75)	115
Intangible assets and inventories [Member]
Income Tax (Details) - Schedule of Movement in Deferred Tax Assets and Liabilities [Line Items]
Balance of deferred tax asset (liability), Beginning Balance	(33)	(236)
Deferred tax asset (liability) acquired in business combinations		(2,966)
Changes recognized in profit or loss	33	3,073
Changes recognized in other comprehensive income		96
Balance of deferred tax asset (liability), Ending Balance		(33)
Employee benefits [Member]
Income Tax (Details) - Schedule of Movement in Deferred Tax Assets and Liabilities [Line Items]
Balance of deferred tax asset (liability), Beginning Balance	148	516
Deferred tax asset (liability) acquired in business combinations
Changes recognized in profit or loss	(22)	5
Changes recognized in other comprehensive income	(126)	(373)
Balance of deferred tax asset (liability), Ending Balance		148
Carryforward tax losses [Member]
Income Tax (Details) - Schedule of Movement in Deferred Tax Assets and Liabilities [Line Items]
Balance of deferred tax asset (liability), Beginning Balance		491
Deferred tax asset (liability) acquired in business combinations		1,968
Changes recognized in profit or loss		(2,497)
Changes recognized in other comprehensive income	(75)	38
Balance of deferred tax asset (liability), Ending Balance	$ (75)